Summary of Significant Accounting Policies - Liabilities Measured at Fair Value on Recurring Basis (Details)	Dec. 31, 2016 USD ($)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 3,900,000